SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table contains additional information for the periods reported (in thousands):

	Nine months ended September 30,
	2013	2012
Non-cash financial activities:

Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	80	427

The following table contains additional information for the periods reported (in thousands).

	Year ended December 31,
	2012	2011
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	674	-
Derivative liability reclassified to equity upon exercise of warrants	608	-
Common stock units issued as payment of accrued consulting fees	-	60
Common stock units issued as payment of placement fees	-	110
Common stock and warrants issued as payment of consulting fees	-	499